Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of premises and equipment is as follows:

	Useful lives	2016	2015

Land and improvements	-	$1,952,998	$1,952,998
Buildings and improvements	15-39 years	5,659,635	5,659,635
Furniture and equipment	3-10 years	3,490,526	3,308,986
		11,103,159	10,921,619
Accumulated depreciation and amortization		5,653,481	5,273,686
		$5,449,678	$5,647,933

Depreciation and amortization expense		$379,795	$339,269